UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One):

[ ] Form 10-KSB   [ ] Form 20-F   [ ] Form 11-K   [x] Form 10-QSB  [ ] Form 10-D
                  [ ] Form N-SAR  [ ] Form N-CSR
                  For Period Ended: March 31, 2006

                  [ ] Transition Report on Form 10-K
                  [ ] Transition Report on Form 20-F
                  [ ] Transition Report on Form 11-K
                  [ ] Transition Report on Form 10-Q
                  [ ] Transition Report on Form
                  [ ] N-SAR For the Transition Period Ended:

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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
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                         PART I - REGISTRANT INFORMATION

                                Concentrax, Inc.
                                ----------------
                             Full name of Registrant

                                       N/A
                                      -----
                            Former Name if Applicable

                           1607 Sand Key Estates Court
                           ---------------------------
            Address of Principal Executive Office (Street and Number)

                            Clearwater, Florida 33767
                            -------------------------
                            City, State and Zip Code

                        PART II - RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

     |    (a)  The reasons  described in  reasonable  detail in Part III of this
     |         form  could  not be  eliminated  without  unreasonable  effort or
     |         expense;
     |    (b)  The subject annual report,  semi-annual report, transition report
     |         on Form 10-K,  Form 20-F, Form | 11-K, Form N-SAR, or Form N-CSR,
     |         or  portion  thereof,  will be filed on or before  the  fifteenth
[x]  |         calendar day  following the  prescribed  due date; or the subject
     |         quarterly  report or  transition  report on Form 10-Q, or portion
     |         thereof  will be  filed  on or  before  the  fifth  calendar  day
     |         following the | prescribed due date; and |
     |    (c)  The  accountant's  statement  or other  exhibit  required by Rule
     |         12b-25(c) has been attached if | applicable.

                              PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     The compilation, dissemination and review of the information required to be presented in the Form 10-QSB for the relevant period has imposed time constraints that have rendered timely filing of the Form 10-QSB impracticable without undue hardship and expense to the registrant.

                           PART IV - OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification

               Steven H. Grant           (727)                593-1220
               ---------------           -----                --------
                    (Name)             (Area Code)        (Telephone Number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). Yes [ ] No [x]

          The registrant has not filed its Forms 10-QSB for the periods ended June 30, 2004, September 30, 2004, March 31, 2005, June 30, 2005 and
          September 30, 2005. In addition, the registrant has not filed its Forms 10-KSB for the fiscal years ended December 31, 2004 and December 31, 2005.

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes [ ] No [x]

          If  so:  attach  an  explanation  of  the  anticipated   change,  both
          narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                Concentrax, Inc.
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 6 , 2006                             By: /s/ Steven H. Grant
      ------------                             ---------------------------------
                                               Name: Steven H. Grant
                                               Title: Chief Financial Officer


INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.